Revenue and segment information - Summary of Timing of Revenue Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of performance obligations [line items]
Revenue	¥ 531,950	$ 83,475	¥ 424,485	¥ 323,425
Material reconciling items
Disclosure of performance obligations [line items]
Revenue	531,950		424,485	323,425
Material reconciling items | Over time
Disclosure of performance obligations [line items]
Revenue	218,754		265,137	204,406
Material reconciling items | At a point in time
Disclosure of performance obligations [line items]
Revenue	¥ 313,196		¥ 159,348	¥ 119,019